Goodwill (Details) - Schedule of Goodwill Activity - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Goodwill Activity [Abstract]
Goodwill, Beginning Balance	$ 1,758	$ 1,903	$ 1,350
Additions			657
Impairment
Foreign currency translation adjustment	(15)	(145)	(104)
Goodwill, Ending Balance	$ 1,743	$ 1,758	$ 1,903